Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
10. Related Party Transactions
Related party deposits	$ 43,400,000	$ 44,500,000
Lease payments	$ 173,000	$ 173,000